Fair Value Measurements (Tables) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Summary of Employee Benefit Plan Investment in Plan Assets
The following tables present the fair value of the Plan assets recorded at fair value on a recurring basis segregated among the appropriate levels within the fair value hierarchy as of December 31, 2024, and 2023:

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$289,902,003	$—	$—	$289,902,003
Flowers Foods, Inc. Common Stock Fund	33,758,334	—	—	33,758,334
Investments measured at net asset value (1)	—	—	—	535,655,589

Total investments at fair value	$323,660,337	$—	$—	$859,315,926

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Mutual funds	$268,942,119	$—	$—	$268,942,119
Flowers Foods, Inc. Common Stock Fund	41,258,348	—	—	41,258,348
Investments measured at net asset value (1)	—	—	—	484,397,617

Total investments at fair value	$310,200,467	$—	$—	$794,598,084

(1)
In accordance with ASC
820-10,
certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Summary of Investments Measured at Fair Value Based on NAV
The following table summarizes investments measured at fair value based on NAV, as practical expedient, per share as of December 31,2024 and 2023, respectively.
As of December 31, 2024:

	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund	$56,346,493	N/A	Daily	30 days
Geneva Small Cap Growth Collective Fund C	16,954,975	N/A	Daily	30 days
Harbor Capital Appreciation CIT 4	1	N/A	Daily	30 days
Harbor Capital Appreciation CIT R	95,125,412	N/A	Daily	30 days
Vanguard Target Retire 2020 Trust II	15,478,517	N/A	Daily	30 days
Vanguard Target Retire 2025 Trust II	47,214,981	N/A	Daily	30 days
Vanguard Target Retire 2030 Trust II	72,060,031	N/A	Daily	30 days
Vanguard Target Retire 2035 Trust II	56,507,539	N/A	Daily	30 days
Vanguard Target Retire 2040 Trust II	40,972,532	N/A	Daily	30 days
Vanguard Target Retire 2045 Trust II	37,642,663	N/A	Daily	30 days
Vanguard Target Retire 2050 Trust II	38,038,323	N/A	Daily	30 days
Vanguard Target Retire 2055 Trust II	32,578,400	N/A	Daily	30 days
Vanguard Target Retire 2060 Trust II	16,052,693	N/A	Daily	30 days
Vanguard Target Retire 2065 Trust II	5,528,499	N/A	Daily	30 days
Vanguard Target Retirement Trust II	4,268,076	N/A	Daily	30 days
Vanguard Instl Target Retire 2070 Trust II	886,454	N/A	Daily	30 days

	$535,655,589

As of December 31, 2023:

	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund	$63,370,888	N/A	Daily	30 days
Geneva Small Cap Growth Collective Fund C	15,929,183	N/A	Daily	30 days
Harbor Capital Appreciation CIT 4	81,011,629	N/A	Daily	30 days
Vanguard Target Retire 2020 Trust II	17,049,908	N/A	Daily	30 days
Vanguard Target Retire 2025 Trust II	47,711,672	N/A	Daily	30 days
Vanguard Target Retire 2030 Trust II	65,821,686	N/A	Daily	30 days
Vanguard Target Retire 2035 Trust II	48,468,735	N/A	Daily	30 days
Vanguard Target Retire 2040 Trust II	36,110,343	N/A	Daily	30 days
Vanguard Target Retire 2045 Trust II	30,631,440	N/A	Daily	30 days
Vanguard Target Retire 2050 Trust II	31,251,825	N/A	Daily	30 days
Vanguard Target Retire 2055 Trust II	26,982,429	N/A	Daily	30 days
Vanguard Target Retire 2060 Trust II	12,286,592	N/A	Daily	30 days
Vanguard Target Retire 2065 Trust II	3,248,430	N/A	Daily	30 days
Vanguard Target Retirement Trust II	4,271,885	N/A	Daily	30 days
Vanguard Instl Target Retire 2070 Trust II	250,972	N/A	Daily	30 days

	$484,397,617